Borrowings - Schedule of Borrowings and Capital Expenditures (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024		Sep. 30, 2025
Schedule of Borrowings and Capital Expenditures [Line Items]
Total short-term borrowings		$ 5,186,958		$ 3,371,260
Total long-term borrowings, current		634,120		1,632,252
Total long-term borrowings, non-current		7,461,240		5,722,714
Total long-term borrowings, non-current				702,346
Total long-term borrowing, non-current		7,461,240		6,425,060
Total borrowings		$ 13,282,318		11,428,572
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[1]	3.80%
Short-Term Borrowing Date	[1]	Dec. 19, 2023
Short-Term Maturity Date	[1]	Dec. 15, 2024
Total short-term borrowings		$ 569,995	[1]
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[2]	5.80%
Short-Term Borrowing Date	[2]	Jan. 25, 2024
Short-Term Maturity Date	[2]	Jan. 25, 2025
Total short-term borrowings	[2]	$ 113,999
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[3]	3.30%
Short-Term Borrowing Date	[3]	Aug. 30, 2024
Short-Term Maturity Date	[3]	Aug. 27, 2025
Total short-term borrowings	[3]	$ 997,492
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[4]	2.90%
Short-Term Borrowing Date	[4]	Aug. 28, 2025
Short-Term Maturity Date	[4]	Aug. 27, 2026
Total short-term borrowings				913,050	[4]
Bank of Jiangsu [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[5]	2.85%
Short-Term Borrowing Date	[5]	Sep. 01, 2025
Short-Term Maturity Date	[5]	Aug. 31, 2026
Total short-term borrowings				561,876	[5]
Bank of Nanjing [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[6]	3.50%
Short-Term Borrowing Date	[6]	Sep. 11, 2024
Short-Term Maturity Date	[6]	Sep. 09, 2025
Total short-term borrowings		$ 712,494	[6]
Bank of Nanjing [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[7]	3.30%
Short-Term Borrowing Date	[7]	Sep. 09, 2025
Short-Term Maturity Date	[7]	Mar. 08, 2026
Total short-term borrowings				491,642	[7]
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[8]	3.05%
Short-Term Borrowing Date	[8]	Dec. 29, 2023
Short-Term Maturity Date	[8]	Dec. 21, 2024
Total short-term borrowings		$ 1,367,989	[8]
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[9]	3.20%
Short-Term Borrowing Date	[9]	Jun. 26, 2024
Short-Term Maturity Date	[9]	Jun. 16, 2025
Total short-term borrowings		$ 1,424,989	[9]
Agricultural Bank of China [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Short-Term Interest Rate	[10]	2.85%
Short-Term Borrowing Date	[10]	Apr. 27, 2025
Short-Term Maturity Date	[10]	Apr. 23, 2026
Total short-term borrowings				1,404,692	[10]
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings current Interest Rate	[11]	4.80%
Long-term borrowings current Borrowing Date	[11]	Jun. 25, 2022
Long-term borrowings current Maturity Date	[11]	Dec. 31, 2025
Total long-term borrowings, current	[11]	$ 634,120		816,126
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings current Interest Rate	[11]	4.80%
Long-term borrowings current Borrowing Date	[11]	Jun. 25, 2022
Long-term borrowings current Maturity Date	[11]	Jun. 30, 2026
Total long-term borrowings, current				816,126	[11]
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[11]	4.80%
Long-term borrowings non-current Borrowing Date	[11]	Jun. 25, 2022
Long-term borrowings non-current Maturity Date	[11]	Jun. 21, 2030
Total long-term borrowings, non-current	[11]	$ 3,925,844		2,237,674
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[11]	4.80%
Long-term borrowings non-current Borrowing Date	[11]	Nov. 15, 2023
Long-term borrowings non-current Maturity Date	[11]	Jun. 21, 2030
Total long-term borrowings, non-current	[11]	$ 1,823,985		1,798,005
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[11]	4.80%
Long-term borrowings non-current Borrowing Date	[11]	Feb. 06, 2024
Long-term borrowings non-current Maturity Date	[11]	Jun. 21, 2030
Total long-term borrowings, non-current	[11]	$ 726,744		716,393
Bank of Jiangnan [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Long-term borrowings non-current Interest Rate	[11]	4.80%
Long-term borrowings non-current Borrowing Date	[11]	Jul. 18, 2024
Long-term borrowings non-current Maturity Date	[11]	Jun. 21, 2030
Total long-term borrowings, non-current	[11]	$ 984,667		970,642
Changzhou Zenith Technology Co., Ltd. [Member]
Schedule of Borrowings and Capital Expenditures [Line Items]
Total long-term borrowing from a third party, non-current Interest Rate	[11],[12]
Total long-term borrowing from a third party, non-current Borrowing Date	[11],[12]	Jul. 14, 2025
Total long-term borrowing from a third party, non-current Maturity Date	[11],[12]	Jul. 13, 2028
Total long-term borrowings, non-current	[12]			$ 702,346	[11]

[1]	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($569,995) from Bank of Jiangsu, with an annual interest rate of 3.80% and a term of 12 months, which was guaranteed by Mr. Feng Xiao, the legal representative of Changzhou Higgs. On December 9, 2024, this loan was granted a term extension, with the annual interest rate maintained at 3.30% and the maturity date set to September 3, 2025.
[2]	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($109,649) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On January 25, 2024, Changzhou EZGO withdrew RMB800,000 ($113,999) from this line of credit, with an annual interest rate of 5.80% and a term of 12 months, which was fully repaid as matured.
[3]	On August 30, 2024, Changzhou EZGO obtained a non-revolving loan of RMB7,000,000 ($997,492) from Bank of Jiangsu, with an annual interest rate of 3.30% and a term of 12 months, which was guaranteed by a third party, Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd., which was fully repaid as matured.
[4]	On August 28, 2025, Changzhou EZGO obtained a non-revolving loan of RMB6,500,000 ($913,050) from Bank of Jiangsu, with an annual interest rate of 2.90% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye, the Chief Executive Officer and Director of the Group, Mr. Shuang Wu, the shareholder of Changzhou EZGO, Jiangsu New Energy and Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.
[5]	On September 1, 2025, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($561,876) from Bank of Jiangsu, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Feng Xiao.
[6]	On September 11, 2024, Changzhou EZGO entered a non-revolving loan facility of RMB5,000,000 ($712,494) with Bank of Nanjing, with an annual interest rate of 3.50% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye, Jiangsu New Energy and Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd., which was fully repaid as matured.
[7]	On September 9, 2025, Changzhou EZGO entered a non-revolving loan facility of RMB3,500,000 ($491,642) with Bank of Nanjing, with an annual interest rate of 3.30% and a term of 6 months, which was guaranteed by Mr. Jianhui Ye and Jiangsu New Energy.
[8]	On December 29, 2023, Jiangsu Supply Chain obtained a non-revolving loan of RMB9,600,000 ($1,367,989) from Agricultural Bank of China, with an annual interest rate of 3.05% and a term of 12 months. The loan was secured by the $1,500,000 certificate of deposit held by EZGO HK, which was fully repaid by the Group upon maturity.
[9]	On June 26, 2024, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,424,989) from Agricultural Bank of China, with an annual interest rate of 3.20% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye. The loan was fully repaid in advance on April 23, 2025.
[10]	On April 27, 2025, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,404,692) from Agricultural Bank of China, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye and a third party, Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.
[11]	On June 25, 2023, Jiangsu New Energy obtained a 7-year loan facility of up to RMB56,810,000 ($8,095,360) from Bank of Jiangnan with an annual interest rate of 4.80%, specified for expenditures on the construction of Changzhou manufacturing plant built, which will mature on June 21, 2030. As of September 30, 2024 and 2025, Jiangsu New Energy withdrew a total of RMB56,810,000 ($8,095,360) from this loan facility. The loan facility was guaranteed by Mr. Shuang Wu, and also pledged by the land use right of Jiangsu New Energy. The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of September 30, 2025:
[12]	On July 14, 2025, Jiangsu New Energy obtained an interest-free loan from a third party, with a term of 3 years and maturing on July 13, 2028.